Indemnifications	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Indemnifications

10. Indemnifications

The Series have entered into agreements, which provide for the indemnification of futures clearing brokers, and commodity trading advisers, among others, against losses, costs, claims and liabilities arising from the performance of their individual obligations under such agreements, except for gross negligence or bad faith. The Trust has had no prior claims or payments pursuant to these agreements. The Trust's individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

The Frontier Fund [Member]
Indemnifications

9. Indemnifications

The Trust has entered into agreements, which provide for the indemnification of futures clearing brokers, and commodity trading advisers, among others, against losses, costs, claims and liabilities arising from the performance of their individual obligations under such agreements, except for gross negligence or bad faith. The Trust has had no prior claims or payments pursuant to these agreements. The Trust's individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

The Trading Companies Of The Frontier Fund [Member]
Indemnifications
 8. Indemnifications

The Trading Companies have entered into agreements, which provide for the indemnification of futures clearing brokers, currency trading companies, and commodity trading advisers, among others, against losses, costs, claims and liabilities arising from the performance of their individual obligations under such agreements, except for gross negligence or bad faith. The Trading Companies have had no prior claims or payments pursuant to these agreements. The Trading Companies' individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trading Companies that have not yet occurred. However, based on experience the Trading Companies expect the risk of loss to be remote.